UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-21653
DOMINI ADVISOR TRUST
(Exact Name of Registrant as Specified in Charter)
536 Broadway, 7th Floor, New York, New York 10012
(Address of Principal Executive Offices)
Amy Domini Thornton
Domini Social Investments LLC
536 Broadway, 7th Floor
New York, New York 10012
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: 212-217-1100
Date of Fiscal Year End: July 31
Date of Reporting Period: October 31, 2008

Item 1. Schedule of Investments.
At October 31, 2008, the Domini Social Equity Portfolio, a series of Domini Advisor Trust, invested substantially all of its assets in Domini Social Equity Trust (Equity Trust) and owned a pro rata interest in the Equity Trust’s net assets. At October 31, 2008, the Domini Social Equity Portfolio owned approximately 0.2% of the Equity Trust’s outstanding interests. The Equity Trust’s Schedule of Investments is set forth below.
At October 31, 2008, the Domini European Social Equity Portfolio, a series of Domini Advisor Trust, invested substantially all of its assets in Domini European Social Equity Trust (European Trust) and owned a pro rata interest in the European Trust’s net assets. At October 31, 2008, the Domini European Social Equity Portfolio owned approximately 3.7% of the European Trust’s outstanding interests. The European Trust’s Schedule of Investments is set forth below.
At October 31, 2008, the Domini PacAsia Social Equity Portfolio, a series of Domini Advisor Trust, invested substantially all of its assets in Domini PacAsia Social Equity Trust (PacAsia Trust) and owned a pro rata interest in the PacAsia Trust’s net assets. At October 31, 2008, the Domini PacAsia Social Equity Portfolio owned approximately 3.3% of the PacAsia Trust’s outstanding interests. The PacAsia Trust’s Schedule of Investments is set forth below.
At October 31, 2008, the Domini European PacAsia Social Equity Portfolio, a series of Domini Advisor Trust, invested substantially all of its assets in Domini European PacAsia Social Equity Trust (European PacAsia Trust) and owned a pro rata interest in the European PacAsia Trust’s net assets. At October 31, 2008, the Domini European PacAsia Social Equity Portfolio owned approximately 4.4% of the European PacAsia Trust’s outstanding interests. The European PacAsia Trust’s Schedule of Investments is set forth below.
Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust, and Domini European PacAsia Social Equity Trust are series of Domini Social Trust.
Prior to November 28, 2008, each of the Domini Social Equity Portfolio, Domini European Social Equity Portfolio, Domini PacAsia Social Equity Portfolio, and Domini European PacAsia Social Equity Portfolio (each a “Feeder Fund”) invested in the Equity Trust, European Trust, PacAsia Trust, or European PacAsia Trust (each a “Master Fund”), respectively. This investment structure is referred to as a “master-feeder” structure. As part of a restructuring of the Domini Funds that occurred on November 28, 2008, each remaining Feeder Fund withdrew its investment from its corresponding Master Fund through an in-kind redemption and began to invest directly in securities. As of the close of business on November 28, 2008, the Master Funds were liquidated and no longer maintain portfolio investments.

Domini Social Equity PortfolioSM Class A
Domini European Social Equity PortfolioSM Class A
Domini PacAsia Social Equity PortfolioSM Class A
Domini European PacAsia Social Equity PortfolioSM Class A

each a series of
Domini Advisor Trust

Quarterly Holdings Report
October 31, 2008 (Unaudited)

Domini Social Equity Portfolio invests in an underlying portfolio, Domini Social Equity Trust. Domini European Social Equity Portfolio invests in an underlying portfolio, Domini European Social Equity Trust. Domini PacAsia Social Equity Portfolio invests in an underlying portfolio, Domini PacAsia Social Equity Trust. Domini European PacAsia Social Equity Portfolio invests in an underlying portfolio, Domini European PacAsia Social Equity Trust. Each Trust’s Portfolio of Investments is contained in this report.

Domini Social Equity Trust

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE

Common Stocks – 99.6%
Consumer Discretionary – 11.3%
American Eagle Outfitters	700	$7,784
Autoliv Inc	133,700	2,855,832
AutoZone Inc (a)	54,047	6,879,643
Best Buy Co Inc	143,558	3,848,790
Big Lots Inc (a)	259,500	6,339,585
Black & Decker Corporation	600	30,372
Coach Inc (a)	125,900	2,593,540
Comcast Corp., Class A	5,550	87,468
DR Horton Inc	1,975	14,576
Expedia Inc (a)	183,100	1,741,281
Gap Inc/The	344,187	4,453,780
Home Depot Inc	3,244	76,526
J.C. Penney Co Inc (Hldg Co)	758	18,131
Johnson Controls Inc	1,954	34,644
Limited Brands	1,668	19,983
Liz Claiborne Inc	361,900	2,949,485
Lowe’s Cos Inc	2,986	64,796
McDonald’s Corp	320,374	18,559,265
Mcgraw-Hill Companies Inc	1,212	32,530
Meredith Corp	823	15,942
Nike Inc., Class B	1,388	79,990
Nordstrom Inc	895	16,191
Pulte Homes Inc	2,094	23,327
Ross Stores Inc	150,400	4,916,576
Scholastic Corp	722	13,408
Staples Inc	2,258	43,873
Starbucks Corporation (a)	2,578	33,849
Target Corp	1,636	65,636
The Walt Disney Co.	275,837	7,144,178
Time Warner Inc	605,676	6,111,271
TJX Companies Inc	167,500	4,482,300
TRW Automotive Holdings Corp (a)	190,600	1,204,592
VF Corp	800	44,080
Viacom Inc., Class B (a)	2,100	42,462
Washington Post, Class B	95	40,546
Whirlpool Corporation	72,263	3,371,069

		78,257,301
Consumer Staples – 12.8%
Avon Products Inc	2,406	59,741
Bunge Limited	59,400	2,281,554
Church & Dwight Co Inc	69,480	4,105,573
Coca Cola Co/The	4,599	202,632
Coca-Cola Enterprises	329,000	3,306,450
Colgate-Palmolive Co	115,296	7,235,977
Costco Wholesale Corp	1,600	91,216
Estee Lauder Companies, Class A	99,800	3,596,792
General Mills Inc	135,400	9,171,996
Hershey Co/The	1,936	72,097
HJ Heinz Company	246,700	10,810,394
Kimberly-Clark Corp	2,356	144,399
Kraft Foods Inc., Class A	5,000	145,700
Kroger Co	275,277	7,559,106
Pepsi Bottling Group Inc	198,500	4,589,320
PepsiAmericas Inc	440,600	8,340,558
PepsiCo Inc	33,953	1,935,661
Procter & Gamble Co	314,661	20,308,221
Supervalu Inc	344,500	4,905,680
Walgreen Co	3,064	78,009

		88,941,076
Energy – 9.5%
Anadarko Petroleum Corporation	5,418	191,256
Apache Corporation	166,662	13,721,282
Devon Energy Corporation	92,870	7,509,468
ENSCO International, Inc.	131,300	4,990,713
EOG Resources Inc	3,908	316,235
National Oilwell Varco Inc (a)	186,400	5,571,496
Nexen Inc	115,300	1,843,647
Noble Energy Inc.	90,200	4,674,164
StatoilHydro ASA	396,500	7,969,650
Talisman Energy Inc	764,000	7,483,851
Tidewater Inc	87,600	3,820,236
Unit Corp (a)	219,250	8,230,645

		66,322,643
Financials – 17.3%
Aegon N.V.	567,200	2,331,192
American Capital Ltd	341,700	4,800,885
American Express Co	3,576	98,340
Apartment Invt & Mgmt Co., Class A	244,700	3,579,961
Bank of America Corporation	455,200	11,002,184
Citigroup Inc	10,300	140,595
Genworth Financial Inc, Class A	455,900	2,206,556
Goldman Sachs Group Inc	49,200	4,551,000
Hudson City Bancorp Inc	396,300	7,454,403
Huntington Bancshares Inc	759,100	7,173,495
ING Groep N.V. — Sponsored ADR	191,100	1,779,141
JP Morgan Chase & Co.	344,430	14,207,738
Lincoln National Corp	158,900	2,739,436

Domini Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE

Financials (Continued)
Marsh & McClennan Cos	180,600	$5,295,192
Northern Trust Corp	100,100	5,636,631
PNC Financial Services Group	63,700	4,246,879
Regions Financial Corp	497,700	5,519,493
State Street Corp	54,300	2,353,905
TD Ameritrade Holding Corp (a)	352,300	4,682,067
Travelers Cos Inc/The	333,252	14,179,873
US Bancorp	6,463	192,662
Wachovia Corp	5,583	35,787
Washington Mutual Inc	4,631	287
Wells Fargo & Co	478,406	16,289,724

		120,497,426
Health Care – 14.1%
Amgen Inc (a)	149,966	8,981,464
Becton Dickinson & Company	95,802	6,648,659
Forest Laboratories Inc (a)	199,700	4,639,031
Genentech Inc (a)	1,600	132,704
Gilead Sciences Inc (a)	155,210	7,116,379
Invitrogen Corp (a)	104,900	3,020,071
Johnson & Johnson	550,824	33,787,543
King Pharmaceuticals Inc (a)	355,100	3,121,329
McKesson Corp	195,100	7,177,729
Medtronic Inc	89,755	3,619,819
St Jude Medical Inc (a)	97,000	3,688,910
Thermo Fisher Scientific Inc (a)	140,100	5,688,060
Watson Pharmaceuticals Inc (a)	384,300	10,057,131

		97,678,829
Industrials – 6.1%
3M Co.	2,864	184,155
Bombardier Inc ‘B’	685,100	2,620,155
Cooper Industries Ltd, Class A	2,286	70,752
CSX Corporation	261,000	11,932,920
Cummins Inc	137,064	3,543,104
Emerson Electric Company	3,308	108,271
Graco Inc	116,900	2,890,937
Illinois Tool Works	3,600	120,204
Jetblue Airways (a)	5,793	32,151
Manpower Inc	119,000	3,704,470
RR Donnelley & Sons Co	128,918	2,136,171
Ryder System Inc	126,800	5,023,816
Southwest Airlines	827,478	9,747,691
United Parcel Service, Class B	3,373	178,027

		42,292,824
Information Technology – 19.0%
Apple Inc (a)	79,482	8,551,468
Cisco Systems Inc (a)	300,716	5,343,723
Dell Inc (a)	5,484	66,631
Ebay Inc (a)	218,876	3,342,237
EMC Corporation/Mass (a)	4,400	51,832
Google Inc, Class A (a)	14,280	5,131,661
Hewlett-Packard Co	484,847	18,559,943
Intel Corp	798,809	12,780,944
Intl Business Machines Corp	211,100	19,625,967
Jabil Circuit Inc	3,100	26,071
Juniper Networks Inc (a)	1,500	28,110
Lexmark International Inc (a)	186,400	4,814,712
LSI Corp. (a)	1,583,800	6,097,630
Microsoft Corp	938,752	20,962,331
Motorola Inc	7,500	40,275
Oracle Corp (a)	722,000	13,205,380
QLogic Corp (a)	265,400	3,190,108
QUALCOMM Inc	4,234	161,993
Symantec Corp (a)	488,546	6,145,909
Texas Instruments Inc	3,928	76,832
Western Digital Corp (a)	214,980	3,547,170
Xerox Corporation	5,598	44,896

		131,795,823
Materials – 1.3%
International Paper Co	4,600	79,212
Lubrizol Corp	170,300	6,399,874
Meadwestvaco Corp	3,466	48,628
Nucor Corp	63,916	2,589,237
Rohm and Haas Co	2,210	155,474

		9,272,425
Telecommunication Services – 6.5%
AT&T Inc	677,004	18,123,397
France Telecom Sa – Spons ADR	269,130	6,814,372
Sprint Nextel Corp (a)	7,259	22,721
Verizon Communications Inc	669,938	19,877,060

		44,837,550
Utilities – 1.7%
Energen Corp	87,377	2,933,246
Integrys Energy Group Inc	88,800	4,226,880
Pepco Holdings Inc	236,400	4,881,660

		12,041,786

Domini Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

SECURITY	SHARES	VALUE

Total Investments — 99.6% (Cost $845,847,747) (b)		$691,937,683
Other Assets, Less Liabilities — 0.4%		2,932,868

Net Assets — 100.0%		$694,870,551

(a)	Non-income producing security.

(b)	The aggregate cost for federal income tax purposes is $884,806,070. The aggregate gross unrealized appreciation is $8,366,224 and the aggregate gross unrealized depreciation is $201,234,611, resulting in net unrealized depreciation of $192,868,387.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European Social Equity Trust

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Common Stock – 98.6%
Austria – 1.3%
Immoeast AG (a)	Real Estate	56,071	$67,257
Immofinanz AG (a)	Real Estate	107,410	119,195
OMV AG	Energy	10,952	348,784
Raiffeisen Intl Bank Holding	Banks	7,217	225,942

			761,178
Belgium – 3.6%
Bekaert NV	Capital Goods	1,692	165,648
Colruyt SA	Food & Staples Retailing	4,642	1,037,996
Delhaize Group	Food & Staples Retailing	8,294	464,063
Dexia	Banks	2,480	13,124
Euronav SA	Energy	17,295	251,553
UCB SA	Pharma, Biotech & Life Sciences	4,658	117,959

			2,050,343
Canada – 0.2%
Nexen Inc	Energy	7,600	119,640

			119,640
Denmark – 0.6%
Vestas Wind Systems A/S (a)	Capital Goods	8,775	357,558

			357,558
Finland – 0.9%
Metso OYJ	Capital Goods	11,539	152,560
Nokian Renkaat OYJ	Automobiles & Components	5,412	70,397
Rautaruukki OYJ	Materials	6,637	107,764
Tietoenator OYJ	Software & Services	17,255	190,391

			521,112
France – 19.6%
Air France-KLM	Transportation	14,357	205,796
ArcelorMittal	Materials	11,268	291,043
AXA	Insurance	11,418	217,018
BNP Paribas	Banks	20,093	1,443,342
Casino Guichard Perrachon	Food & Staples Retailing	2,748	191,114
Eurazeo	Diversified Financials	1,995	119,499
France Telecom SA	Telecommunication Services	73,871	1,853,200
Lafarge SA	Materials	5,427	356,936
Peugeot SA	Automobiles & Components	15,181	403,037
Renault SA	Automobiles & Components	9,305	283,723
Sanofi-Aventis	Pharma, Biotech & Life Sciences	36,795	2,319,336
Schneider Electric SA	Capital Goods	5,014	298,995
Ste Des Ciments Francais – A	Materials	3,576	258,316
ST Microelectrionics	Semiconductors & Semiconductor Equipment	48,276	391,230
Valeo	Automobiles & Components	8,245	142,888
Vallourec	Capital Goods	5,002	556,665
Vivendi SA	Media	70,498	1,833,357

			11,165,495
Germany – 10.6%
Adidas AG	Consumer Durables & Apparel	10,477	362,076
Allianz SE-Reg	Insurance	2,906	212,184
Commerzbank AG	Banks	23,062	244,204
Deutsche Lufthansa – Reg	Transportation	76,956	1,060,414
Deutsche Telekom AG – Reg	Telecommunication Services	112,626	1,643,915
Henkel AG + Co. KGaA	Household & Personal Products	32,271	917,570

Domini European Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Germany (Continued)
Linde AG	Materials	5,707	$469,801
Muenchener Rueckver AG – Reg	Insurance	734	94,802
Salzgitter AG	Materials	6,930	443,947
Suedzucker AG	Food & Beverage	52,746	587,402

			6,036,315
Hungary – 0.9%
OTP Bank Rt (a)	Banks	31,110	519,423

			519,423
Ireland – 2.6%
Anglo Irish Bank PLC	Banks	80,825	258,103
Bank Of Ireland	Banks	97,110	285,279
CRH PLC	Materials	7,312	159,840
Irish Life & Permanent PLC	Insurance	18,345	62,432
Kerry Group PLC – A	Food & Beverage	32,336	716,888

			1,482,542
Italy – 1.9%
Assicurazioni Generali	Insurance	4,162	104,571
Fiat SPA	Automobiles & Components	64,878	512,174
Intesa Sanpaolo	Banks	31,113	113,289
Pirelli & Co.	Automobiles & Components	678,696	238,073
Terna SpA	Utilities	32,627	104,690

			1,072,797
Japan – 0.5%
Nippon Mining Holdings Inc	Energy	54,500	167,115
Toyo Seikan Kaisha Limited	Materials	8,400	103,804

			270,919
Netherlands – 5.5%
Aegon NV	Insurance	63,318	261,755
ING Groep NV – CVA	Diversified Financials	45,512	424,741
Koninklijke Ahold NV	Food & Staples Retailing	88,870	949,187
Koninklijke DSM NV	Materials	32,716	906,442
Randstad Holding NV	Commercial & Professional Services	6,259	121,040
SNS Reaal	Diversified Financials	49,704	362,753
Unilever NV – CVA	Food & Beverage	5,042	120,890

			3,146,808
Norway – 4.3%
Norske Skogindustrier ASA (a)	Materials	19,500	67,246
StatoilHydro ASA	Energy	117,974	2,373,977

			2,441,223
Spain – 5.5%
Banco Bilbao Vizcaya Argenta	Banks	14,299	165,112
Banco Santander SA	Banks	100,839	1,085,028
Ebro Puleva SA	Food & Beverage	27,868	360,498
Mapfre SA	Insurance	138,058	437,133
Telefonica SA	Telecommunication Services	57,857	1,065,756

			3,113,527
Sweden – 0.8%
Atlas Copco – B Shs	Capital Goods	36,200	269,808
Industrivarden AB – C Shs	Diversified Financials	8,300	55,731
Nordea AB	Banks	7,223	57,637
Swedbank AB	Banks	12,100	99,551

			482,727

Domini European Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Switzerland – 9.7%
Clariant AG Regular	Materials	18,456	$113,680
Lonza AG – Reg	Pharma, Biotech & Life Sciences	2,188	180,290
Novartis AG – Reg Shs	Pharma, Biotech & Life Sciences	58,172	2,931,587
Roche Holding AG	Pharma, Biotech & Life Sciences	10,417	1,581,651
Swiss Re – Reg	Insurance	17,044	705,716

			5,512,924
United Kingdom – 29.7%
3i Group PLC	Diversified Financials	51,536	451,311
Aggreko PLC	Commercial & Professional Services	15,192	106,731
Aviva PLC	Insurance	150,842	903,353
Barclays PLC	Banks	218,520	628,897
Barratt Developments PLC	Consumer Durables & Apparel	121,248	151,547
BG Group PLC	Energy	182,590	2,695,472
Centrica Ord Gbp	Utilities	287,144	1,416,587
Compass Group PLC	Consumer Services	117,044	546,430
Cookson Group New	Capital Goods	28,740	93,403
Drax Group PLC	Utilities	92,857	866,285
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	91,481	1,765,622
HMV Group PLC	Retailing	62,508	100,523
Home Retail Group	Retailing	53,171	170,145
HSBC Holdings PLC	Banks	194,443	2,312,185
Lloyds TSB Group PLC	Banks	85,648	277,925
Old Mutual PLC	Insurance	408,450	332,067
Reckitt Benckiser Group PLC	Household & Personal Products	6,783	288,061
Royal Bank Of Scotland Group	Banks	394,455	436,227
RSA Insurance Group PLC	Insurance	163,268	364,525
Standard Chartered PLC	Banks	19,577	324,837
Thomas Cook	Consumer Services	27,637	75,273
Trinity Mirror PLC	Media	75,285	42,461
Unilever PLC (a)	Food & Beverage	12,315	277,767
Vodafone Group PLC	Telecommunication Services	1,100,426	2,125,326
WH Smith PLC	Retailing	12,760	77,023
Yell Group PLC	Media	128,790	128,328

			16,958,311
United States – 0.4%
National Oilwell Varco Inc (a)	Energy	2,700	80,703
United States Steel Corp	Materials	4,200	154,896

			235,599
Total Investments — 98.6% (Cost $92,501,574) (b)			56,248,441
Other Assets, less liabilities — 1.4%			770,535

Net Assets — 100.0%			$57,018,976

(a)	Non-income producing security.

(b)	The aggregate cost for federal income tax purposes is $94,568,953. The aggregate gross unrealized appreciation is $97,692 and the aggregate gross unrealized depreciation is $38,418,204, resulting in net unrealized depreciation $38,320,512.

As of the date of this report, foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini PacAsia Social Equity Trust

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Common Stock – 98.5%
Australia – 9.6%
AGL Energy Ltd	Utilities	20,526	$191,360
Billabong International Ltd	Consumer Durables & Apparel	11,318	89,824
Bluescope Steel Ltd	Materials	47,846	139,707
Boral Limited	Materials	30,040	89,761
Commonwealth Property Office	Real Estate	48,133	42,226
Computershare Limited	Software & Services	22,525	126,426
CSL Limited	Pharma, Biotech & Life Sciences	5,186	125,212
CSR Limited	Capital Goods	18,300	26,407
GPT Group	Real Estate	132,022	65,592
National Australia Bank Ltd	Banks	15,160	244,210
Origin Energy Limited	Energy	5,885	61,272
QBE Insurance Group Ltd	Insurance	6,057	102,592
Suncorp-Metway Limited	Insurance	21,218	113,395
Telstra Corp Ltd	Telecommunication Services	64,483	176,214
Westpac Banking Corporation	Banks	11,202	152,588

			1,746,786
Belgium – 0.3%
Euronav SA	Energy	3,300	47,998

			47,998
Canada – 0.2%
Nexen Inc	Energy	2,200	34,633

			34,633
China – 3.5%
Agile Property Holdings Ltd	Real Estate	246,000	81,737
BYD Co Ltd – h	Capital Goods	24,500	41,639
Chaoda Modern AGriculture	Food & Beverage	200,000	140,897
China Life Insurance Co	Insurance	42,000	112,235
Hopson Development Holdings	Real Estate	108,000	36,085
Nine Dragons Paper Holdings	Materials	191,000	32,937
Ping An Insurance Group Co – h	Insurance	9,500	40,627
Shimao Property Holdings Ltd	Real Estate	187,500	101,655
TPV Technology Ltd	Technology Hardware & Equipment	284,223	56,427

			644,239
Hong Kong – 7.0%
Chinese Estates Hl	Real Estate	117,239	90,072
First Pacific Co	Food & Beverage	154,389	62,370
Great Eagle Holdings Ltd	Real Estate	60,874	69,880
Henderson Land Development	Real Estate	8,000	28,930
Hong Kong Exchanges & Clear	Diversified Financials	2,900	29,407
Hongkong Land Holdings Ltd	Real Estate	25,000	66,500
Hopewell Highway Infrastructure	Transportation	57,500	37,644
Hysan Development Company	Real Estate	50,191	78,698
Jardine Matheson Hldgs Ltd	Capital Goods	5,593	131,436
Jardine Strategic Holdings Ltd	Capital Goods	9,859	117,716
MTR Corporation	Transportation	33,000	73,122
New World Development	Real Estate	72,000	59,932
Sun Hung Kai Properties	Real Estate	3,000	26,282
Swire Pacific Ltd ’A’	Real Estate	31,664	222,989

Domini PacAsia Social Equity Trust/ PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Hong Kong (Continued)
Wharf Holdings Ltd	Real Estate	33,675	$67,186
Wheelock & Co Ltd	Real Estate	75,418	112,974

			1,275,138
India – 3.8%
Hero Honda Motors Limited	Automobiles & Components	7,379	113,025
Mahanagar Telephone Nigam Ltd.	Telecommunication Services	32,356	43,685
Punjab National Bank	Banks	16,206	140,980
Satyam Computer Services Ltd	Software & Services	20,549	129,562
State Bank Of India	Banks	3,491	79,920
Sun Pharmaceutical Indus Ltd	Pharma, Biotech & Life Sciences	7,650	177,014

			684,186
Indonesia – 0.3%
Bank Rakyat Indonesia	Banks	73,500	22,488
Telekomunikasi TBK PT	Telecommunication Services	51,000	25,515

			48,003
Japan – 51.7%
Amada Co Ltd	Capital Goods	33,220	152,804
Aoyama Trading Co Ltd	Retailing	9,900	115,936
Asahi Glass Co Ltd	Capital Goods	16,000	100,704
Asahi Kasei Corporation	Materials	29,640	111,670
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	11,484	463,314
Brother Industries Ltd	Technology Hardware & Equipment	8,800	60,131
Casio Computer Co Ltd	Consumer Durables & Apparel	3,800	24,447
Chiba Bank Ltd/the	Banks	10,000	49,507
Chuo Mitsui Trust Holdings Inc	Banks	63,533	251,070
Credit Saison Company Ltd	Diversified Financials	9,100	96,731
Dai Nippon Printing Co Ltd	Commercial & Professional Services	28,399	336,084
Daiichi Sanyko Co Ltd	Pharma, Biotech & Life Sciences	2,400	49,292
Daiwa House Industry Co Ltd	Real Estate	21,000	186,992
Fuji Film Holdings Corp	Technology Hardware & Equipment	7,357	169,636
Fujikura Ltd	Capital Goods	11,000	31,577
Hakuhodo DY Holdings Inc	Media	2,230	101,708
Hokuhoku Financial Group Inc	Banks	79,000	156,581
Honda Motor Co Ltd	Automobiles & Components	25,003	622,721
Kawasaki Kisen Kaisha Ltd	Transportation	34,206	135,741
Konica Minolta Holdings Inc	Technology Hardware & Equipment	12,000	78,936
Kyocera Corporation	Technology Hardware & Equipment	5,027	295,758
Mazda Motor Corp	Automobiles & Components	52,000	115,514
Mitsubishi Estate Co Ltd	Real Estate	6,000	107,354
Mitsui Fudosan Company Ltd	Real Estate	3,000	52,415
Mitsui O.S.K. Lines Ltd	Transportation	46,000	240,599
Nintendo Company Ltd	Software & Services	678	218,201
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	16,000	96,396
Nippon Meat Packers Inc	Food & Beverage	8,000	109,907
Nippon Mining Holdings Inc	Energy	45,000	137,985
Nippon Sheet Glass Co Ltd	Capital Goods	17,000	55,687
Nissan Motor Company Ltd	Automobiles & Components	67,000	333,290
Nisshin Seifun Group Inc	Food & Beverage	9,500	103,162
Nisshin Steel Co Ltd	Materials	21,000	28,168
Nitto Denko Corporation	Materials	1,400	31,056
Nomura Holdings Inc	Diversified Financials	12,000	113,877
NTT Data Corporation	Software & Services	17	56,260
NTT Docomo Inc	Telecommunication Services	142	225,571
Orix Corporation	Diversified Financials	2,493	256,555

Domini PacAsia Social Equity Trust/ PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Japan (Continued)
Resona Holdings Inc	Banks	37	$38,862
Ricoh Company Limited	Technology Hardware & Equipment	19,503	210,233
Rohm Company Limited	Semiconductors & Semiconductor Equipment	4,300	207,536
SBI Holdings Inc	Diversified Financials	437	52,526
Seiko Epson Corp	Technology Hardware & Equipment	8,210	123,503
Seino Holdings Co Ltd	Transportation	34,800	168,671
Seven & I Holdings Co Ltd	Food & Staples Retailing	21,400	601,846
Shinko Securities Co Ltd	Diversified Financials	28,000	69,546
Shinsei Bank, Ltd.	Banks	55,000	84,502
Sony Corporation	Consumer Durables & Apparel	8,178	194,137
Sumitomo Trust & Bkg	Banks	14,874	68,995
Taisho Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,000	90,205
Taiyo Yuden Company Limited	Technology Hardware & Equipment	4,000	19,207
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	12,800	637,005
TDK Corp	Technology Hardware & Equipment	1,600	54,151
Tokyo Gas Co Ltd	Utilities	15,000	64,604
Tokyo Steel Mfg Co Ltd	Materials	14,800	114,504
Tokyu Land Corporation	Real Estate	29,000	82,205
Toppan Printing Company Ltd	Commercial & Professional Services	53,606	394,802
Toyo Seikan Kaisha Limited	Materials	19,587	242,049

			9,392,426
Malaysia – 1.8%
PPB Group Behard	Food & Beverage	25,000	54,824
Telekom Malaysia BHD	Telecommunication Services	82,700	78,232
Tenaga Nasional BHD	Utilities	60,056	102,079
YTL Corporation Berhad	Utilities	55,840	98,493

			333,628
New Zealand – 2.2%
Telecom Corp Of New Zealand	Telecommunication Services	176,217	238,373
Vector Ltd	Utilities	128,395	154,342

			392,715
Norway – 1.1%
StatoilHydro ASA	Energy	7,950	159,977
TGS Nopec Geophysical Co (a)	Energy	7,200	40,053

			200,030
Singapore – 2.8%
CapitaCommercial Trust	Real Estate	134,000	91,999
DBS Group Holdings Ltd.	Banks	20,606	157,200
Jardine Cycle & Carriage Ltd	Retailing	22,662	145,275
Singapore Land Ltd	Real Estate	21,000	47,675
Suntec Reit	Real Estate	72,000	34,444
Venture Corp Ltd	Technology Hardware & Equipment	8,000	29,217

			505,810
South Korea – 6.1%
Daegu Bank	Banks	3,280	16,679
GS Holdings Corp	Energy	6,349	126,732
Hana Financial Holdings	Banks	2,950	46,850
Industrial Bank Of Korea	Banks	6,135	35,266
KB Financial Group Inc (a)	Banks	1,429	35,422
Korea Zinc Co Ltd (a)	Materials	1,685	84,442
KT Corp	Telecommunication Services	8,513	216,704
LG Electronics Inc	Consumer Durables & Apparel	3,884	289,982

Domini PacAsia Social Equity Trust/ PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

South Korea (Continued)
LG International	Capital Goods	2,080	$23,578
LG Telecom Ltd (a)	Telecommunication Services	15,570	110,990
Pusan Bank	Banks	3,670	18,747
Shinhan Financial Group Ltd	Banks	1,393	33,890
Woori Finance Holdings Co	Banks	4,410	23,665
Woori Investment & Securities	Diversified Financials	5,100	47,643

			1,110,590
Taiwan – 6.3%
Acer Inc	Technology Hardware & Equipment	79,555	102,614
Asustek Computer Inc	Technology Hardware & Equipment	31,332	44,879
Au Optronics Corp	Technology Hardware & Equipment	302,603	211,298
Chi Mei Optoelectronics Corp	Technology Hardware & Equipment	133,838	49,237
China Steel Corp	Materials	200,040	144,469
Chunghwa Picture Tubes Ltd	Technology Hardware & Equipment	722,000	73,147
Chunghwa Telecom Co Ltd	Telecommunication Services	30,824	51,001
HTC Corp	Technology Hardware & Equipment	8,650	102,532
Lite-On Technology Corp	Technology Hardware & Equipment	75,000	46,830
Quanta Computer Inc	Technology Hardware & Equipment	169,900	178,843
Taishin Financial Holdings	Banks	304,000	45,377
Taiwan Cooperative Bank	Banks	189,464	91,046

			1,141,273
Thailand – 0.7%
Bangkok Bank Pub Co – For Reg	Banks	66,718	134,695

			134,695
United Kingdom – 0.5%
BG Group PLC	Energy	5,974	88,191

			88,191
United States – 0.6%
Apache Corporation	Energy	800	65,864
Plains Exploration & Product (a)	Energy	1,800	50,760

			116,624

Total Investments — 98.5% (Cost $27,797,607) (b)			17,896,965
Other Assets, less liabilities — 1.5%			276,942

Net Assets — 100.0%			$18,173,907

(a)	Non-income producing security.

(b)	The aggregate cost for federal income tax purposes is $28,138,955. The aggregate gross unrealized appreciation is $57,913 and the aggregate gross unrealized depreciation is $10,299,903, resulting in net unrealized depreciation $10,241,990.

As of the date of this report, foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini European PacAsia Social Equity Trust

PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Common Stock – 98.5%
Australia – 3.6%
AGL Energy Ltd	Utilities	14,135	$131,777
Bluescope Steel Ltd	Materials	17,790	51,946
Commonwealth Property Office	Real Estate	54,397	47,721
Computershare Limited	Software & Services	4,260	23,910
Gpt Group	Real Estate	56,748	28,194
National Australia Bank Ltd	Banks	2,548	41,046
QBE Insurance Group Ltd	Insurance	2,687	45,512
Suncorp-Metway Limited	Insurance	8,290	44,304
Telstra Corp Ltd	Telecommunication Services	18,821	51,433
Westpac Banking Corporation	Banks	5,661	77,111

			542,954
Austria – 0.6%
Immoeast AG (a)	Real Estate	12,977	15,566
Oesterreichische Post AG	Transportation	1,491	43,132
OMV AG	Energy	801	25,509

			84,207
Belgium – 1.9%
Bekaert NV	Capital Goods	883	86,446
Colruyt SA	Food & Staples Retailing	386	86,313
Delhaize Group	Food & Staples Retailing	1,032	57,742
Dexia	Banks	3,797	20,094
Euronav SA	Energy	2,005	29,162

			279,757
China – 0.6%
Agile Property Holdings Ltd	Real Estate	64,000	21,265
Chaoda Modern Agriculture	Food & Beverage	48,000	33,815
Hopson Development Holdings	Real Estate	58,000	19,379
TPV Technology Ltd	Technology Hardware & Equipment	109,775	21,794

			96,253
Denmark – 1.1%
D/S Norden	Transportation	1,250	37,689
H. Lundbeck A/S	Pharma, Biotech & Life Sciences	4,945	87,882
Vestas Wind Systems A/S (a)	Capital Goods	1,100	44,822

			170,393
Finland – 1.4%
Konecranes Oyj	Capital Goods	3,385	57,230
Metso Oyj	Capital Goods	1,465	19,369
Nokian Renkaat Oyj	Automobiles & Components	1,265	16,455
Outokumpu Oyj	Materials	2,916	30,064
Rautaruukki Oyj	Materials	2,607	42,329
Tietoenator Oyj	Software & Services	4,613	50,900

			216,347
France – 12.2%
Air France-klm	Transportation	1,679	24,067
ArcelorMittal	Materials	1,476	38,124
BNP Paribas	Banks	2,436	174,985

Domini European PacAsia Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

France (Continued)
Casino Guichard Perrachon	Food & Staples Retailing	373	$25,941
Eurazeo	Diversified Financials	591	35,401
France Telecom SA	Telecommunication Services	15,618	391,808
Lafarge SA	Materials	265	17,429
Peugeot SA	Automobiles & Components	2,467	65,496
Sanofi-Aventis	Pharma, Biotech & Life Sciences	7,457	470,045
SCOR SE	Insurance	6,792	110,710
Ste Des Ciments Francais – A	Materials	616	44,497
STMicroelectrionics	Semiconductors & Semiconductor Equipment	6,009	48,697
Valeo	Automobiles & Components	1,662	28,803
Vallourec	Capital Goods	495	55,088
Vivendi SA	Media	11,339	294,880

			1,825,971
Germany – 7.0%
Adidas AG	Consumer Durables & Apparel	1,282	44,305
Allianz SE – Reg	Insurance	231	16,867
Commerzbank AG	Banks	8,896	94,200
Deutsche Lufthansa – Reg	Transportation	10,263	141,419
Deutsche Telekom AG – Reg	Telecommunication Services	23,240	339,216
Henkel AG + Co. KGaA	Household & Personal Products	5,597	159,141
Muenchener Rueckver AG – Reg	Insurance	1,097	141,686
Salzgitter AG	Materials	715	45,804
Suedzucker AG	Food & Beverage	5,396	60,092

			1,042,730
Greece – 0.2%
Bank Of Piraeus	Banks	2,325	29,344

			29,344
Hong Kong – 2.5%
Chinese Estates Hl	Real Estate	40,269	30,938
First Pacific Co	Food & Beverage	56,000	22,623
Great Eagle Holdings Ltd	Real Estate	20,145	23,125
Hongkong Land Holdings Ltd	Real Estate	28,000	74,480
Hysan Development Company	Real Estate	17,000	26,656
Jardine Matheson Hldgs Ltd	Capital Goods	1,514	35,579
Jardine Strategic Holdings Ltd	Capital Goods	2,500	29,850
Swire Pacific Ltd ’A’	Real Estate	8,334	58,691
Wharf Holdings Ltd	Real Estate	10,970	21,887
Wheelock & Co Ltd	Real Estate	38,250	57,297

			381,126
Ireland – 1.7%
Anglo Irish Bank PLC	Banks	16,183	51,678
Bank Of Ireland	Banks	38,900	114,275
Irish Life & Permanent PLC	Insurance	5,284	17,983
Kerry Group PLC – A	Food & Beverage	3,351	74,292

			258,228
Italy – 2.6%
Banco Popolare SPA	Banks	2,355	29,229
Fiat SPA	Automobiles & Components	8,642	68,223
I.F.I. (Istit Fin) Priv (a)	Diversified Financials	2,329	20,231

Domini European PacAsia Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Italy (Continued)
Italcementi SPA	Materials	2,358	$27,343
Pirelli & Co.	Automobiles & Components	192,926	67,675
Terna SpA	Utilities	36,425	116,875
Unipol Gruppo Finsnziario SPA	Insurance	36,065	63,660

			393,236
Japan – 23.1%
Amada Co Ltd	Capital Goods	7,000	32,198
Aoyama Trading Co Ltd	Retailing	5,996	70,217
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	6,500	262,238
Brother Industries Ltd	Technology Hardware & Equipment	3,300	22,550
Central Japan Railway Co	Transportation	8	65,823
Chuo Mitsui Trust Holdings Inc	Banks	24,194	95,610
Credit Saison Company Ltd	Diversified Financials	3,100	32,952
Dai Nippon Printing Co Ltd	Commercial & Professional Services	10,828	128,143
Daiwa House Industry Co Ltd	Real Estate	7,000	62,331
Fuji Film Holdings Corp	Technology Hardware & Equipment	2,405	55,454
Hakuhodo DY Holdings Inc	Media	1,040	47,434
Hokuhoku Financial Group Inc	Banks	39,000	77,299
Honda Motor Co Ltd	Automobiles & Components	6,728	167,567
Kawasaki Kisen Kaisha Ltd	Transportation	16,000	63,493
Konica Minolta Holdings Inc	Technology Hardware & Equipment	3,500	23,023
Kyocera Corporation	Technology Hardware & Equipment	1,179	69,365
Mazda Motor Corp	Automobiles & Components	19,000	42,207
Mitsui O.S.K. Lines Ltd	Transportation	19,000	99,378
Nintendo Company Ltd	Software & Services	167	53,746
Nippon Electric Glass Co Ltd	Technology Hardware & Equipment	12,000	72,297
Nippon Meat Packers Inc	Food & Beverage	4,000	54,953
Nippon Mining Holdings Inc	Energy	8,000	24,531
Nippon Telegraph & Telephone	Telecommunication Services	23	94,009
Nissan Motor Company Ltd	Automobiles & Components	28,300	140,778
Nisshin Seifun Group Inc	Food & Beverage	5,500	59,725
Nomura Holdings Inc	Diversified Financials	3,400	32,265
Orix Corporation	Diversified Financials	1,100	113,201
Ricoh Company Limited	Technology Hardware & Equipment	9,484	102,233
Rohm Company Limited	Semiconductors & Semiconductor Equipment	2,500	120,660
SBI Holdings Inc	Diversified Financials	197	23,679
Seiko Epson Corp	Technology Hardware & Equipment	4,901	73,726
Seino Holdings Co Ltd	Transportation	15,801	76,585
Seven & I Holdings Co Ltd	Food & Staples Retailing	10,300	289,674
Shinsei Bank, Ltd.	Banks	27,000	41,483
Taisho Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,000	90,205
Takeda Pharmaceutical Co Ltd	Pharma, Biotech & Life Sciences	5,200	258,783
Tokyo Steel Mfg Co Ltd	Materials	7,783	60,215

Domini European PacAsia Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Japan (Continued)
Toppan Printing Company Ltd	Commercial & Professional Services	23,154	$170,527
Toyo Seikan Kaisha Limited	Materials	7,061	87,257

			3,457,814
Netherlands – 3.7%
Fugro NV – CVA	Energy	998	35,481
ING Groep NV – CVA	Diversified Financials	11,632	108,556
Koninklijke Ahold NV	Food & Staples Retailing	12,340	131,799
Koninklijke DSM NV	Materials	5,527	153,133
OCE NV	Technology Hardware & Equipment	3,294	15,166
Randstad Holding NV	Commercial & Professional Services	1,268	24,521
SNS Reaal	Diversified Financials	10,990	80,208

			548,864
New Zealand – 0.9%
Kiwi Income Property Trust	Real Estate	110,346	67,482
Vector Ltd	Utilities	50,781	61,044

			128,526
Norway – 3.1%
Hafslund ASA – B Shs	Utilities	4,500	45,968
Norske Skogindustrier ASA (a)	Materials	9,000	31,037
Seadrill Ltd	Energy	5,250	50,570
StatoilHydro ASA	Energy	15,058	303,010
TGS Nopec Geophysical Co (a)	Energy	5,400	30,040

			460,625
Poland – 0.4%
Globe Trade Centre SA (a)	Real Estate	4,206	24,745
Telekomunikacja Polska	Telecommunication Services	5,331	40,142

			64,887
Singapore – 0.5%
CapitaCommercial Trust	Real Estate	37,000	25,403
Jardine Cycle & Carriage Ltd	Retailing	8,817	56,521

			81,924
South Korea – 0.7%
GS Holdings Corp	Energy	1,280	25,550
Korea Zinc Co Ltd (a)	Materials	285	14,282
KT Corp	Telecommunication Services	795	20,237
LG Corp	Capital Goods	494	19,772
LG Electronics Inc	Consumer Durables & Apparel	243	18,143

			97,984
Spain – 3.0%
Banco Bilbao Vizcaya Argenta	Banks	1,779	20,542
Banco Santander SA	Banks	19,907	214,199
Mapfre SA	Insurance	22,944	72,648
Telefonica SA	Telecommunication Services	7,980	146,996

			454,385

Domini European PacAsia Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

Sweden – 1.2%
Atlas Copco – B Shs	Capital Goods	5,800	$43,229
Holmen AB – B Shares	Materials	900	25,256
SKF AB – B Shares	Capital Goods	4,000	36,276
Swedbank AB	Banks	3,600	29,619
Teliasonera AB	Telecommunication Services	11,500	50,372

			184,752
Switzerland – 6.9%
Adecco SA – Reg	Commercial & Professional Services	817	28,218
Clariant AG Regular	Materials	9,058	55,793
Kuoni Reisen Hldg – Reg	Consumer Services	63	18,326
Lonza AG – Reg	Pharma, Biotech & Life Sciences	1,057	87,096
Novartis AG – Reg Shs	Pharma, Biotech & Life Sciences	9,686	488,128
Roche Holding AG	Pharma, Biotech & Life Sciences	1,278	194,043
Schindler Holding – Part Cert	Capital Goods	491	21,104
Swiss Re – Reg	Insurance	3,296	136,473

			1,029,181
Taiwan – 0.3%
Au Optronics Corp	Technology Hardware & Equipment	27,000	18,853
Quanta Computer Inc	Technology Hardware & Equipment	22,660	23,853

			42,706
Turkey – 0.1%
Ulker Gida SAnayi Ve Ticaret	Food & Beverage	15,850	21,508

			21,508
United Kingdom – 19.2%
3i Group PLC	Diversified Financials	9,026	79,043
Aggreko PLC	Commercial & Professional Services	12,148	85,345
Aviva PLC	Insurance	18,179	108,869
Barclays PLC	Banks	23,166	66,671
Barratt Developments PLC	Consumer Durables & Apparel	15,982	19,976
BG Group PLC	Energy	28,362	418,692
Centrica Ord Gbp	Utilities	59,878	295,400
Compass Group PLC	Consumer Services	4,886	22,811
Cookson Group New	Capital Goods	6,186	20,104
Drax Group PLC	Utilities	17,745	165,547
GlaxoSmithKline PLC	Pharma, Biotech & Life Sciences	13,055	251,967
HMV Group PLC	Retailing	42,561	68,445
Home Retail Group	Retailing	9,072	29,030
HSBC Holdings PLC	Banks	32,016	380,713
International Power PLC	Utilities	8,675	31,158
Mondi PLC	Materials	7,888	28,742
Old Mutual PLC	Insurance	94,600	76,909
Reckitt Benckiser Group PLC	Household & Personal Products	604	25,651
Royal Bank Of Scotland Group	Banks	87,505	96,772
RSA Insurance Group PLC	Insurance	55,839	124,671
Standard Chartered PLC	Banks	4,587	76,111
Thomas Cook	Consumer Services	7,283	19,836
Vodafone Group PLC	Telecommunication Services	157,425	304,046

Domini European PacAsia Social Equity Trust / PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2008 (UNAUDITED)

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE

United Kingdom (Continued)
WH Smith PLC	Retailing	7,288	$43,992
Yell Group PLC	Media	23,615	23,530

			2,864,031

Total Investments — 98.5% (Cost $23,514,010) (b)			14,757,733
Other Assets, less liabilities — 1.5%			218,943

Net Assets — 100.0%			$14,976,676

(a)	Non-income producing security.

(b)	The aggregate cost for federal income tax purposes is $23,696,164. The aggregate gross unrealized appreciation is $31,198 and the aggregate gross unrealized depreciation is $8,969,629, resulting in net unrealized depreciation $8,938,431.

As of the date of this report, foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini Social Equity Trust
Domini European Social Equity Trust
Domini PacAsia Social Equity Trust
Domini European PacAsia Social Equity Trust

NOTES TO PORTFOLIO OF INVESTMENTS

OCTOBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Trust was organized as a trust under the laws of the State of New York on June 7, 1989, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Domini Social Trust consists of four separate series: Domini Social Equity Trust, Domini European Social Equity Trust, Domini PacAsia Social Equity Trust, and Domini European PacAsia Social Equity Trust (formerly Domini EuroPacific Social Equity Trust) (each a “Trust” and collectively the “Trusts”). The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Trusts. Each Trust seeks to provide its shareholders with long-term total return.

The Domini Social Equity Trust was designated as a series of the Domini Social Trust on June 7, 1989, and began investment operations on June 3, 1991. The Trust invests primarily in stocks of U.S. companies that meet Domini’s social and environmental standards.

The Domini European Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2005, and commenced investment operations on October 3, 2005. The Trust invests primarily in stocks of European companies that meet Domini’s social and environmental standards.

The Domini PacAsia Social Equity Trust was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of Asia-Pacific companies that meet Domini’s social and environmental standards.

The Domini European PacAsia Social Equity Trust (formerly Domini EuroPacific Social Equity Trust) was designated as a series of the Domini Social Trust on August 1, 2006, and commenced investment operations on December 27, 2006. The Trust invests primarily in stocks of European and Asia-Pacific companies that meet Domini’s social and environmental standards.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trusts’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Trusts’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Trusts do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

18      Notes to Portfolio of Investments

settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Trusts purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

(D) Investment Transactions and Investment Income. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Trusts.

(E) Federal Taxes. The Trusts will be treated as partnerships for U.S. federal income tax purposes and are therefore not subject to U.S. federal income tax. As such, investors in the Trusts will be taxed on their share of the applicable Trust’s ordinary income and capital gains. It is intended that the Trusts will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

2.	OTHER ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006, and was applied to all open tax years as of the effective date. FIN 48 does not have a material effect on the Funds’ financial statements. As of October 31, 2008, tax years 2005 through 2008 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and New York State.

Notes to Portfolio of Investments      19

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of October 31, 2008, management of the Fund is currently assessing the impact, if any, that will result from adopting SFAS No. 157.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued State of Financial Accounting Standards (“SFAS”) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Funds use derivative instruments, how these activities are accounted for, and their effect on the Funds’ financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Funds’ financial statements and related disclosures.

20      Notes to Portfolio of Investments

Each Funds’ Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent Prospectus and Annual Report.

Notes to Portfolio of Investments      21

Item 2.  Controls and Procedures.
(a) Within 90 days prior to the filing of this report on Form N-Q, Amy L. Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
DOMINI ADVISOR TRUST

By:	/s/ Amy L. Thornton

Amy L. Thornton
President
Date: December 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy L. Thornton

Amy L. Thornton
President (Principal Executive Officer)
Date: December 29, 2008

By:	/s/ Carole M. Laible

Carole M. Laible
Treasurer (Principal Financial Officer)
Date: December 29, 2008